Segment reporting and information on geographical areas - Summary of Revenue and Non-Current Assets Breakage Based on Geographical Areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	€ 4,422	€ 2,355	€ 679
Intangible assets	18,058	19,969
Property, plant and equipment	22,309	16,768
Right-of-use assets	8,782	8,827	7,942
Non-current assets	49,953	45,975
Total	49,149	45,564	35,901
USA
Disclosure of geographical areas [line items]
Revenue	4,422	2,355	467
Property, plant and equipment	3,720	2,278	226
Right-of-use assets	2,335	2,774	1,056
Non-current assets	6,055	5,052	1,282
Canada
Disclosure of geographical areas [line items]
Revenue	0	0	122
Belgium
Disclosure of geographical areas [line items]
Revenue	0	0	90
Germany
Disclosure of geographical areas [line items]
Intangible assets	18,058	19,969	17,884
Property, plant and equipment	18,589	14,490	9,849
Right-of-use assets	6,447	6,053	6,886
Non-current assets	€ 43,094	€ 40,512	€ 34,619